Related Party Disclosures - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 03, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Payments to related parties		$ (568)
Loan from Shareholder
Disclosure of transactions between related parties [line items]
Conversion of loan from shareholder		$ (10,113)
Additional Paid-In Capital
Disclosure of transactions between related parties [line items]
Addition	$ (10,100)